Statements of Operations (USD $)	12 Months Ended		37 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Statements of Operations [Abstract]
Revenue	$ 2,821		$ 4,808
Cost of revenue			9,214
Gross profit (loss)	2,821		(4,406)
Operating expenses
Marketing and advertising	830,540		899,510
Marketing and advertising - related party	63,900		63,900
Research and development	10,216		10,216
Research and development - related party	356,144	1,000,701	1,356,845
General and administrative	5,360,971	156,517	5,858,509
Loss on impairment of website	31,890		31,890
Total operating expenses	6,653,661	1,157,218	8,220,870
Net loss	$ (6,650,840)	$ (1,157,218)	$ (8,225,276)
Net loss per common share - basic and diluted	$ (0.2)	$ (0.05)	$ (0.41)
Weighted average number of common shares outstanding during the period - basic and diluted	33,742,783	22,052,911	20,263,232